Investments	6 Months Ended
Jun. 30, 2024
Investments, All Other Investments [Abstract]
Investments
Note 3. Investments
Investments consist of the following:

	December 31,
	2023	2022
Equity-method investments	$4,482	$2,984
Exchange-traded investments at fair value	9,685	16,841
Total Investments	$14,167	$19,825
Equity-method investments
The Company’s equity-method investments include its investment in the Fund, for which it serves as general partner, and AeroFlexx, LLC ("AeroFlexx"), neither of which is consolidated, but over which the Company exerts significant influence.
The Company’s equity-method investment in the Fund reflects the Company’s general partner interest in the Fund, which represents approximately 5% of the Fund’s total capital commitments. The general partner interest is not consolidated because the Fund is not considered a variable interest entity and the Company does not hold a controlling financial interest in the Fund under the VOE model. The Fund is an investment company that follows a specialized basis of accounting established by GAAP. The Company’s general partnership interest in the Fund is substantially illiquid. While the Fund’s holdings are accounted for at fair value, the equity-method investment in the Fund is adjusted to reflect the fair value of the underlying investments of the Fund as of December 31, 2023 and 2022. The fair value of the underlying investments in the Fund is based on the Company’s assessment, which takes into account expected cash flows, earnings multiples and/or comparisons to similar market transactions, among other factors. Valuation adjustments reflecting consideration of credit quality, concentration risk, sales restrictions and other liquidity factors are integral to valuing these instruments.
The Company held a 31% and 30% equity-method investment interest in AeroFlexx as of December 31, 2023 and 2022, respectively. The Company recorded its investment in AeroFlexx at $1,570 and zero as of December 31, 2023 and 2022, respectively. The balance as of December 31, 2023 is derived from the Company's $2,000 investment in AeroFlexx Class D units in May of 2023, less equity method losses recorded against the carrying amount of the investment of $430 for the year ended December 31, 2023. The December 31, 2022 balance was zero due to the fact that the Company's share of cumulative losses were in excess of the Company’s basis.
Unconsolidated VIE
The Company determined that AeroFlexx has insufficient equity at risk to fund its operations, as of December 31, 2023, and therefore will meet the characteristic of a VIE. The Company does not have power to direct AeroFlexx's operations. AeroFlexx’s core operations are not closely associated with the Company and it was not created specifically to provide substantially all benefits to Innventure. Therefore, the Company is not considered the primary beneficiary and does not consolidate AeroFlexx as a VIE. The Company accounts for these investments in AeroFlexx under the equity method as shown below.
In addition, during the fourth quarter of 2023, Innventure made five separate working capital advances to AeroFlexx for a total of $2,600 which is presented within the "Due from related parties" caption on the consolidated balance sheets.
The carrying amounts and maximum exposure to loss relating to the VIE in which the Company holds a significant variable interest but is not the primary beneficiary and which have not been consolidated, were as follows:

	December 31,
	2023		2022
Asset type	Carrying Amount	Maximum Exposure to Loss	Carrying Amount	Maximum Exposure to Loss
Investment in AeroFlexx	$1,570	$1,570	$—	$—
Due from related party	2,600	2,600	13	13
Total	$4,170	$4,170	$13	$13
Summarized financial information:
Summarized financial information of the Fund in which the Company holds an equity method investment is as follows:
Balance sheets

	December 31,
	2023	2022
Current assets	$58,022	$60,062
Current liabilities	107	184
Partner's capital	57,915	59,878
Statements of operations

	Years ended December 31,
	2023	2022
Interest income	$320	$118
Total operating expenses	1,029	1,005
Net investment loss	$(709)	$(887)
Summarized financial information of AeroFlexx in which the Company holds an equity method investment is as follows:
Balance sheets

	December 31,
	2023	2022
Current assets	$874	$3,827
Non-current assets	9,906	7,872
Current liabilities	5,036	579
Non-current liabilities	2,995	2,685
Member's equity	2,749	8,435
Statements of operations

	Years ended December 31,
	2023	2022
Revenue	$16	$44
Gross loss	1	(146)
Net loss	$(8,221)	$(6,244)
Exchange-traded investments
The Company previously invested in PCT as the first company formed in partnership with a multinational corporation. In 2021, PCT merged with a special purpose acquisition company and became a publicly-traded entity. The shares of PCT's common stock held by the Company are classified as an Exchange-traded investment at FVTNI. The remaining shares of PCT's common stock held by the Company are subject to a final lock-up period which expires based upon the achievement of certain operational metrics, as certified by certain third-parties, of PCT’s Ironton, Ohio plant.
Note 3. Investments
Investments consist of the following:

	June 30, 2024	December 31, 2023
Equity-method investments	$5,594	$4,482
Exchange-traded investments at fair value	12,331	9,685
Total Investments	$17,925	$14,167
Equity-method investments
The Company’s equity-method investments primarily include its investment in the Innventus ESG Fund I, L.P. (the “Fund"), for which it serves as general partner, and AeroFlexx, LLC ("AeroFlexx"), which are both not consolidated, but for which the Company exerts significant influence.
The Company’s equity-method investment in the Fund reflects the Company’s general partner interest in the Fund, which represents approximately 5% of the Fund’s total capital commitments. The general partner interest is not consolidated because the Fund is not considered a variable interest entity and the Company does not hold a controlling financial interest in the Fund under the VOE model. The Fund is an investment company that follows a specialized basis of accounting established by GAAP. The Company’s general partnership interest in the Fund is substantially illiquid. While the Fund’s holdings are accounted for at fair value, the equity-method investment in the Fund is adjusted to reflect the fair value of the underlying investments of the Fund as of June 30, 2024 and December 31, 2023. The fair value of the underlying investments in the Fund is based on the Company’s assessment, which takes into account expected cash flows, earnings multiples and/or comparisons to similar market transactions, among other factors. Valuation adjustments reflecting consideration of credit quality, concentration risk, sales restrictions and other liquidity factors are integral to valuing these instruments.
The Company held a 31% equity-method investment interest in AeroFlexx as of both June 30, 2024 and December 31, 2023. The Company recorded its investment in AeroFlexx at $1,011 and $1,570 as of June 30, 2024 and December 31, 2023, respectively.
Exchange-traded investments
The Company previously invested in PureCycle Technologies, Inc. ("PCT"), as the first company formed in partnership with a multinational corporation. The shares of PCT's common stock held by the Company are classified as an Exchange-traded investment at fair value recorded through net income (“FVTNI”). The majority of the remaining shares of PCT's common stock held by the Company are subject to a final lock-up period which expires based upon the achievement of certain operational metrics, as certified by certain third-parties, of PCT’s Ironton, Ohio plant.
During the six months ended June 30, 2024, the Company sold 308,338 PCT shares for aggregate net proceeds of $1,744 of which $389 were outstanding as receivables from brokers as of June 30, 2024. The PCT shares were measured at their fair value immediately prior to the transactions.